NUVEEN MULTISTATE TRUST II

NUVEEN CONNECTICUT MUNICIPAL BOND FUND

NUVEEN NEW JERSEY MUNICIPAL BOND FUND

NUVEEN NEW YORK MUNICIPAL BOND FUND

SUPPLEMENT TO PROSPECTUS DATED JUNE 28, 2007

Supplement Dated October 25, 2007

The following updates are effective October 31, 2007:

On pages 2, 4 and 6 of the Prospectus:

Replace the first paragraph under How the Fund Pursues Its Objective with the following:

“The fund invests substantially all of its assets in municipal bonds. The fund will invest primarily in investment grade municipal bonds rated BBB-/Baa3 or higher at the time of purchase by at least one independent rating agency, or if unrated, judged by the fund’s investment adviser to be of comparable quality. The fund may invest up to 20% of its net assets in below investment grade municipal bonds, commonly referred to as “high yield”, “high risk” or “junk” bonds.”

Replace the third sentence in the first paragraph under What are the Risks of Investing in the Fund? with the following:

“Because the fund may invest in below investment grade municipal bonds, commonly referred to as “high yield”, “high risk” or “junk” bonds, which are considered to be speculative, the credit risk is heightened for the fund.”

On page 12 of the Prospectus:

Replace the subheading—Quality Municipal Bonds with the following:

“Credit Quality”

The New York Insured Fund purchases only quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by at least one independent rating agency at the time of purchase or are non-rated but judged to be investment grade by the fund’s investment adviser.

The Connecticut, New Jersey and New York Funds will invest at least 80% of their net assets in investment grade municipal bonds (rated BBB-/Baa3 or higher) at the time of purchase by at least one independent rating agency, or if unrated, judged by the funds’ investment adviser to be of comparable quality. The Connecticut, New Jersey and New York Funds may invest up to 20% of their net assets in below investment grade municipal bonds, commonly referred to as “high yield”, “high risk” or “junk” bonds which typically offer higher yields but involve greater risks, including the possibility of default or bankruptcy, and increased market price volatility.

If suitable municipal bonds from a specific state are not available at attractive prices and yields, a fund may invest in municipal bonds of U.S. territories (such as Puerto Rico and Guam), which are exempt from regular federal, state and local income taxes.”

On page 15 of the prospectus:

Add the following sentence under What the Risks Are—Credit risk as new third and fourth sentences:

“The purchase of insured bonds in the New York Insured Fund reduces this risk. Credit risk is heightened for the Connecticut, New Jersey and New York Funds which may invest up to 20% of its net assets in below investment grade municipal bonds.”

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

NUVEEN MULTISTATE TRUST II

NUVEEN MASSACHUSETTS MUNICIPAL BOND FUND

SUPPLEMENT TO PROSPECTUS DATED JUNE 28, 2007

Supplement Dated October 25, 2007

The following updates are effective October 31, 2007:

On page 2 of the Prospectus:

Replace the first paragraph under How the Fund Pursues Its Objective with the following:

“The fund invests substantially all of its assets in municipal bonds. The fund will invest primarily in investment grade municipal bonds rated BBB-/Baa3 or higher at the time of purchase by at least one independent rating agency, or if unrated, judged by the fund’s investment adviser to be of comparable quality. The fund may invest up to 20% of its net assets in below investment grade municipal bonds, commonly referred to as “high yield”, “high risk” or “junk” bonds.”

Replace the third sentence in the first paragraph under What are the Risks of Investing in the Fund? with the following:

“Because the fund may invest in below investment grade municipal bonds, commonly referred to as “high yield”, “high risk” or “junk” bonds, which are considered to be speculative, the credit risk is heightened for the fund.”

On page 8 of the Prospectus:

Replace the subheading—Quality Municipal Bonds with the following:

“Credit Quality”

The Massachusetts Insured Fund purchases only quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by at least one independent rating agency at the time of purchase or are non-rated but judged to be investment grade by the fund’s investment adviser.

The Massachusetts Fund will invest at least 80% of its net assets in investment grade municipal bonds (rated BBB-/Baa3 or higher) at the time of purchase by at least one independent rating agency, or if unrated, judged by the fund’s investment adviser to be of comparable quality. The Massachusetts Fund may invest up to 20% of its net assets in below investment grade municipal bonds, commonly referred to as “high yield”, “high risk” or “junk” bonds which typically offer higher yields but involve greater risks, including the possibility of default or bankruptcy, and increased market price volatility.

If suitable municipal bonds from a specific state are not available at attractive prices and yields, a fund may invest in municipal bonds of U.S. territories (such as Puerto Rico and Guam), which are exempt from regular federal, state and local income taxes.”

On pages 10-11 of the prospectus:

Add the following sentence under What the Risks Are—Credit risk as new third and fourth sentences:

“The purchase of insured bonds in the Massachusetts Insured Fund reduces this risk. Credit risk is heightened for the Massachusetts Fund which may invest up to 20% of its net assets in below investment grade municipal bonds.”

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

NUVEEN MULTISTATE TRUST II

NUVEEN CALIFORNIA MUNICIPAL BOND FUND

SUPPLEMENT TO PROSPECTUS DATED JUNE 28, 2007

Supplement Dated October 25, 2007

The following updates are effective October 31, 2007:

On page 4 of the Prospectus:

Replace the first paragraph under How the Fund Pursues Its Objective with the following:

“The fund invests substantially all of its assets in municipal bonds. The fund will invest primarily in investment grade municipal bonds rated BBB-/Baa3 or higher at the time of purchase by at least one independent rating agency, or if unrated, judged by the fund’s investment adviser to be of comparable quality. The fund may invest up to 20% of its net assets in below investment grade municipal bonds, commonly referred to as “high yield”, “high risk” or “junk” bonds.”

Replace the third sentence in the first paragraph under What are the Risks of Investing in the Fund? with the following:

“Because the fund may invest in below investment grade municipal bonds, commonly referred to as “high yield”, “high risk” or “junk” bonds, which are considered to be speculative, the credit risk is heightened for the fund.”

On page 10 of the Prospectus:

Replace the subheading—Quality Municipal Bonds with the following:

“Credit Quality”

The California Insured Fund purchases only quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by at least one independent rating agency at the time of purchase or are non-rated but judged to be investment grade by the funds’ investment adviser.

The California Fund will invest at least 80% of its net assets in investment grade municipal bonds (rated BBB-/Baa3 or higher) at the time of purchase by at least one independent rating agency, or if unrated, judged by the fund’s investment adviser to be of comparable quality. The California Fund may invest up to 20% of its net assets in below investment grade municipal bonds. Under normal circumstances, at least 65% of the California High Yield Fund’s assets will be invested in medium- to low-quality municipal bonds rated BBB/Baa or lower by independent rating agencies, or if unrated, judged by the fund’s adviser to be of comparable quality. The California High Yield Fund may invest up to 10% of its net assets in defaulted municipal bonds. Below investment grade municipal bonds are commonly referred to as “high yield”, “high risk” or “junk” bonds which typically offer higher yields but involve greater risks, including the possibility of default or bankruptcy, and increased market price volatility.

If suitable municipal bonds from a specific state are not available at attractive prices and yields, a fund may invest in municipal bonds of U.S. territories (such as Puerto Rico and Guam), which are exempt from regular federal, state and local income taxes.”

On page 14 of the Prospectus:

Add the following sentence under What the Risks Are—Credit risk as new third and fourth sentences:

“The purchase of insured bonds in the California Insured Fund reduces this risk. Credit risk is heightened for the California Fund which may invest up to 20% of its net assets in below investment grade municipal bonds and for the California High Yield Fund which, under normal circumstances, invests at least 65% of its net assets in below investment grade municipal bonds.”

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE